UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 78.3%
DIVERSIFIED 6.4%
American Assets Trust	27,752	$743,476
Coresite Realty Corp.	19,200	517,248
Forest City Enterprises, Class A(a)	7,767	123,107
Vornado Realty Trust	83,360	6,756,328
		8,140,159
HEALTH CARE 7.4%
Brookdale Senior Living(a)	14,561	338,106
HCP	96,585	4,296,101
Health Care REIT	24,236	1,399,629
Ventas	56,136	3,494,466
		9,528,302
HOTEL 5.3%
Chesapeake Lodging Trust	34,818	691,834
Hersha Hospitality Trust	236,307	1,157,904
Host Hotels & Resorts	72,943	1,170,735
Hyatt Hotels Corp., Class A(a)	60,342	2,422,731
Pebblebrook Hotel Trust	41,700	975,363
Strategic Hotels & Resorts Worldwide(a)	69,488	417,623
		6,836,190
INDUSTRIALS 5.5%
DCT Industrial Trust	135,853	878,969
Prologis	177,153	6,205,670
		7,084,639
OFFICE 9.8%
Alexandria Real Estate Equities	21,686	1,594,355
Boston Properties	29,517	3,264,875
Brookfield Office Properties (Canada)	88,961	1,473,194
Corporate Office Properties Trust	30,595	733,362
Hudson Pacific Properties	101,754	1,882,449
Kilroy Realty Corp.	27,359	1,225,136
SL Green Realty Corp.	28,865	2,311,221
		12,484,592
OFFICE/INDUSTRIALS 1.0%
PS Business Parks	19,037	1,272,052

	Number of Shares	Value
RESIDENTIAL 15.6%
APARTMENT 14.9%
American Campus Communities	32,650	$1,432,682
Apartment Investment & Management Co.	86,444	2,246,679
Associated Estates Realty Corp.	57,318	868,941
AvalonBay Communities	18,478	2,512,823
Colonial Properties Trust	71,600	1,507,180
Education Realty Trust	34,968	381,151
Equity Residential	98,241	5,651,805
Essex Property Trust	8,300	1,230,392
Mid-America Apartment Communities	14,654	957,053
UDR	89,984	2,233,403
		19,022,109
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	13,406	913,217
TOTAL RESIDENTIAL		19,935,326

SELF STORAGE 4.7%
Public Storage	35,020	4,873,733
Sovran Self Storage	19,300	1,116,505
		5,990,238

SHOPPING CENTERS 20.5%
COMMUNITY CENTER 7.1%
Acadia Realty Trust	28,198	699,874
DDR Corp.	85,700	1,316,352
Federal Realty Investment Trust	22,784	2,399,155
Kimco Realty Corp.	48,200	977,014
Ramco-Gershenson Properties Trust	52,786	661,409
Regency Centers Corp.	51,138	2,491,955
Retail Properties of America	49,966	565,615
		9,111,374
REGIONAL MALL 13.4%
General Growth Properties	171,937	3,349,333
Glimcher Realty Trust	119,200	1,259,944
Simon Property Group	78,657	11,940,919
Taubman Centers	8,361	641,540
		17,191,736
TOTAL SHOPPING CENTERS		26,303,110

	Number of Shares	Value
SPECIALTY 2.1%
Digital Realty Trust	38,699	$2,703,125
TOTAL COMMON STOCK (Identified cost—$72,717,559)		100,277,733

PREFERRED SECURITIES—$25 PAR VALUE 16.5%
BANKS 0.6%
Ally Financial, 7.375%, due 12/16/44	30,000	730,800

BANKS—FOREIGN 0.2%
National Westminster Bank PLC, 7.76%, Series C	13,358	334,618

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375%	15,000	373,950

REAL ESTATE 15.4%
DIVERSIFIED 4.1%
Capital Lease Funding, 8.125%, Series A	20,000	500,000
Colony Financial, 8.50%, Series A	20,000	516,000
Cousins Properties, 7.75%, Series A	26,725	678,815
DuPont Fabros Technology, 7.875%, Series A	20,000	537,400
DuPont Fabros Technology, 7.625%, Series B	20,000	538,800
Forest City Enterprises, 7.375%, due 2/1/34	38,000	921,500
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	24,900	1,221,096
Lexington Realty Trust, 7.55%, Series D	16,500	415,800
		5,329,411
HOTEL 3.4%
Ashford Hospitality Trust, 9.00%, Series E	30,000	806,100
Chesapeake Lodging Trust, 7.75%, Series A	20,000	518,200
Hersha Hospitality Trust, 8.00%, Series B	25,000	647,250
Hospitality Properties Trust, 7.125%, Series D	10,000	269,100
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	925,400
Strategic Hotels & Resorts, 8.25%, Series B	20,000	499,800
Sunstone Hotel Investors, 8.00%, Series D	25,000	644,250
		4,310,100
INDUSTRIALS 1.2%
First Potomac Realty Trust, 7.75%, Series A	15,000	387,450
Monmouth Real Estate Investment Corp., 7.875%, Series B(b)	20,000	530,000
Prologis, 6.75%, Series R	25,000	627,750
		1,545,200

	Number of Shares	Value
OFFICE 0.2%
Hudson Pacific Properties, 8.375%, Series B	8,500	$227,842

OFFICE/INDUSTRIALS 0.4%
PS Business Parks, 6.70%, Series P	22,538	563,901

RESIDENTIAL 1.0%
APARTMENT 0.4%
Alexandria Real Estate Equities, 7.00%, Series D	19,000	519,650

MANUFACTURED HOME 0.6%
Equity Lifestyle Properties, 8.034%, Series A	8,940	224,126
Equity Lifestyle Properties, 6.75%, Series C	19,060	490,414
		714,540
TOTAL RESIDENTIAL		1,234,190

SHOPPING CENTERS 4.7%
COMMUNITY CENTER 2.9%
Cedar Realty Trust, 7.25%, Series B	20,000	485,000
Cedar Shopping Centers, 8.875%, Series A	23,594	599,288
DDR Corp., 7.375%, Series H	19,900	501,281
DDR Corp., 6.50%, Series J	25,200	626,976
Kite Realty Group Trust, 8.25%, Series A	10,000	259,400
Ramco-Gershenson Properties Trust, 7.25%, Series D ($50 Par Value)(Convertible)	15,000	766,950
Urstadt Biddle Properties, 8.50%, Series C ($100 Par Value)(b)	4,000	421,240
		3,660,135
REGIONAL MALL 1.8%
CBL & Associates Properties, 7.75%, Series C	16,000	401,280
CBL & Associates Properties, 7.375%, Series D	49,998	1,265,949
Pennsylvania REIT, 8.25%, Series A	25,000	659,250
		2,326,479
TOTAL SHOPPING CENTERS		5,986,614

SPECIALTY 0.4%
Entertainment Properties Trust, 9.00%, Series E	20,000	582,200
TOTAL REAL ESTATE		19,779,458
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,787,618)		21,218,826

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 1.4%
BANKS 0.5%
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	500	$585,625

FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.4%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	500,000	559,385

INSURANCE—MULTI-LINE 0.5%
American International Group, 8.175%, due 5/15/58, (FRN)	500,000	614,375
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,531,025)		1,759,385

	Principal Amount
CORPORATE BONDS 2.3%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	$375,000	391,869

INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
CenturyLink, 7.65%, due 3/15/42	750,000	801,485

REAL ESTATE 1.4%
OFFICE 0.5%
BR Properties SA, 9.00%, due 10/29/49, 144A (Brazil)(c)	500,000	545,000

SHOPPING CENTERS 0.9%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(b),(c)	500,000	550,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(b),(c)	620,000	635,294
		1,185,294
TOTAL REAL ESTATE		1,730,294
TOTAL CORPORATE BONDS (Identified cost—$2,714,293)		2,923,648

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		550,040	$550,040
Federated Government Obligations Fund, 0.02%(d)		550,041	550,041
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,100,081)			1,100,081

TOTAL INVESTMENTS (Identified cost—$96,850,576)	99.3%		127,279,673

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		837,527

NET ASSETS (Equivalent to $13.44 per share based on 9,533,773 shares of common stock outstanding)	100.0%		$128,117,200

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Illiquid security. Aggregate holdings equal 1.7% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 1.7% of the net assets of the Fund, of which 0.9% are illiquid.
(d)	Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$100,277,733	$100,277,733	$—	$—
Preferred Securities - $25 Par Value	21,218,826	21,218,826	—	—
Preferred Securities - Capital Securities	1,759,385	—	1,759,385	—
Corporate Bonds - Real Estate - Shopping Center	1,185,294	—	—	1,185,294	(a)
Corporate Bonds - Other Industries	1,738,354	—	1,738,354	—
Money Market Funds	1,100,081	—	1,100,081	—
Total Investments(b)	$127,279,673	$121,496,559	$4,597,820	$1,185,294

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from reputable dealers or third party pricing services without applying any adjustment.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2011	$621,550
Change in unrealized appreciation	13,744
Transfers into Level 3	550,000
Balance as of September 30, 2012	$1,185,294

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $13,744.

Note 2. Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Transactions in options written during the nine months ended September 30, 2012, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2011	—	$—
Options written	196	27,815
Options expired	(111)	(10,193)
Options exercised	(85)	(17,622)
Options outstanding at September 30, 2012	—	$—

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$96,850,576
Gross unrealized appreciation	$30,664,285
Gross unrealized depreciation	(235,188)
Net unrealized appreciation	$30,429,097

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 28, 2012